Structured entities - Summary of interests in unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Trading portfolio assets	£ 166,244	£ 174,566
Financial assets at fair value through the income statement	191,845	204,236
Derivative financial instruments	292,356	256,111
Financial assets at fair value through other comprehensive income	51,010	51,423
Loans and advances at amortised cost	144,827	146,201
Debt securities at amortised cost	50,227	39,046
Reverse repurchase agreements and other similar secured lending	3,393	1,103
Other assets	3,250	4,701
Total assets	1,218,524	1,185,166	£ 1,203,500
Liabilities
Derivative financial instruments	279,331	249,880
Total
Assets
Trading portfolio assets	23,941	15,482
Financial assets at fair value through the income statement	88,814	75,650
Derivative financial instruments	6,540	5,685
Financial assets at fair value through other comprehensive income	4,852	838
Loans and advances at amortised cost	46,554	34,162
Debt securities at amortised cost	15,438	9,217
Reverse repurchase agreements and other similar secured lending	3,145	896
Other assets	0	130
Total assets	189,284	142,060
Liabilities
Derivative financial instruments	6,978	6,173
Secured financing
Assets
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	87,546	74,551
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	3,145	896
Other assets	0	0
Total assets	90,691	75,447
Liabilities
Derivative financial instruments	0	0
Short-term traded interests
Assets
Trading portfolio assets	23,941	15,482
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	23,941	15,482
Liabilities
Derivative financial instruments	0	0
Traded derivatives
Assets
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	6,540	5,685
Financial assets at fair value through other comprehensive income	0	0
Loans and advances at amortised cost	0	0
Debt securities at amortised cost	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	0
Total assets	6,540	5,685
Liabilities
Derivative financial instruments	6,978	6,173
Other interests
Assets
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,268	1,099
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	4,852	838
Loans and advances at amortised cost	46,554	34,162
Debt securities at amortised cost	15,438	9,217
Reverse repurchase agreements and other similar secured lending	0	0
Other assets	0	130
Total assets	68,112	45,446
Liabilities
Derivative financial instruments	£ 0	£ 0